Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-19	30/360 Days	30	Collection Period Start	1-Jun-19
Distribution Date	15-Jul-19	Actual/360 Days	28	Collection Period End	30-Jun-19
				Prior Month Settlement Date	17-Jun-19
				Current Month Settlement Date	15-Jul-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	798,572,919.82	771,807,351.99	0.740933
Yield Supplement Overcollaterization		87,155,232.17	52,451,502.98	49,896,575.78
Total Adjusted Pool Balance		1,041,669,415.04	746,121,416.84	721,910,776.21
Total Adjusted Securities		1,041,669,415.04	746,121,416.84	721,910,776.21	0.693033
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	217,178,188.46	198,192,865.95	0.727313
Class A-2b Notes	2.49425%	75,000,000.00	59,773,813.34	54,548,495.22	0.727313
Class A-3 Notes	3.06000%	347,500,000.00	347,500,000.00	347,500,000.00	1.000000
Class A-4 Notes	3.16000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	41,669,415.04	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	18,985,322.51	499,509.83	69.6709083	1.8330636
Class A-2b Notes	5,225,318.12	115,959.54	69.6709083	1.5461272
Class A-3 Notes	0.00	886,125.00	—	2.5500000
Class A-4 Notes	0.00	210,666.67	—	2.6333334
Certificates	0.00	0.00	—	—

Total Securities	24,210,640.63	1,712,261.04

I. COLLECTIONS

Interest:
Interest Collections				1,590,162.50
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,590,162.50
Principal:
Principal Collections				26,076,888.88
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				26,076,888.88
Recoveries of Defaulted Receivables				388,802.11

Total Collections				28,055,853.49

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			41,913	746,121,416.84
Total Principal Payment				24,210,640.63

			41,166	721,910,776.21

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	28,055,853.49
Reserve Account Draw	0.00
Total Available for Distribution	28,055,853.49
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	665,477.43
Servicing Fee Paid	665,477.43
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	499,509.83
Class A-2a Notes Monthly Interest Paid	499,509.83
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	115,959.54
Class A-2b Notes Monthly Interest Paid	115,959.54
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	886,125.00
Class A-3 Notes Monthly Interest Paid	886,125.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	210,666.67
Class A-4 Notes Monthly Interest Paid	210,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,712,261.04
Total Note Monthly Interest Paid		1,712,261.04
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		25,678,115.02
4. Total Monthly Principal Paid on the Notes		24,210,640.63
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		24,210,640.63
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,467,474.39
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,467,474.39

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,173.54
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.53%
Weighted Average Remaining Maturity		45.47

	Amount	Number
Principal on Defaulted Receivables	688,678.95	36
Principal Recoveries of Defaulted Receivables	388,802.11

Monthly Net Losses	299,876.84
Pool Balance at Beginning of Collection Period	798,572,919.82
Net Loss Ratio for Third Preceding Collection Period	0.90%
Net Loss Ratio for Second Preceding Collection Period	0.43%
Net Loss Ratio for Preceding Collection Period	0.22%
Net Loss Ratio for Current Collection Period	0.45%
Four-Month Average Net Loss Ratio	0.50%
Cumulative Net Losses for all Periods	5,018,541.89

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,008,798.49	178	0.52%
61-90 Days Delinquent	973,621.93	50	0.13%
91-120 Days Delinquent	382,222.70	19	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,364,643.12	247	0.70%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.11%	0.12%
Delinquency Ratio for Second Preceding Collection Period	0.14%	0.14%
Delinquency Ratio for Preceding Collection Period	0.17%	0.16%
Delinquency Ratio for Current Collection Period	0.18%	0.17%
Four-Month Average Delinquency Ratio	0.15%	0.15%
60 Day Delinquent Receivables	1,428,912.22
Delinquency Percentage	0.19%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO